Retirement Benefits (Net Periodic Benefit Costs Schedule) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Interest Cost	$ 25	$ 31
Defined Benefit Plan, Expected Return on Plan Assets	(16)	(40)
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)	0	0
Defined Benefit Plan, Amortization of Gains (Losses)	0	(1)
Net Periodic Benefit Costs, Settlements	32	(4)
Defined Benefit Plan, Net Periodic Benefit Cost	41	(14)
Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Interest Cost	4	5
Defined Benefit Plan, Expected Return on Plan Assets	(8)	(8)
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)	1	1
Defined Benefit Plan, Amortization of Gains (Losses)	0	(1)
Net Periodic Benefit Costs, Settlements	0	0
Defined Benefit Plan, Net Periodic Benefit Cost	$ (3)	$ (3)